ADVANCED SERIES TRUST

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07103

June 25, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Advanced Series Trust (the Registrant)
Amendment to the Registration Statement filed pursuant to Rule 497 (the Amendment)
(File Nos. 033-24962 and 811-05186)

Ladies and Gentlemen:

Pursuant to Rule 477 under the Securities Act of 1933, as amended (the Act), the undersigned Registrant hereby requests withdrawal of its amendment to the registration statement (File No. 033-24962), as was filed on May 1, 2007 pursuant to Rule 497.  The Registration Statement has been declared effective but no securities have been issued or sold pursuant to such amendment.

The Registrant has determined that the Amendment was accidentally filed under the Registrant’s name. The amendment relates to the Prudential Series Fund and was accurately filed as an amendment to that registrant’s registration statement.

No fee has been paid by the Registrant in connection with this amendment.

Pursuant to the requirements of Rule 477 under the Act, the Registrant has duly caused this request for withdrawal to be signed on its behalf by the undersigned, thereunto duly authorized.

Please direct any question you may have concerning this application to Claudia DiGiacomo at (973) 802-5032. Thank you.

Advanced Series Trust

By:	/s/ Claudia DiGiacomo
Name: Claudia DiGiacomo
Title: Assistant Secretary